Employee Benefits Payable (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Employee Benefits Payable
The table below presents the amounts of employee benefits payable as of December 31, 2023 and 2022:

Short-term employee benefits	12/31/2023	12/31/2022
Vacation accrual	35,476,514	14,619,069
Salaries, bonuses and payroll taxes payables	17,415,023	19,538,415

Total short-term employee benefits	52,891,537	34,157,484